Financial Instruments (Details 3) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Gross receivables	$ 4,621,242	$ 6,721,754
Less allowance for doubtful accounts	(2,465,798)	(2,016,191)
Accounts receivable	2,155,444	4,705,563
Financial Receivables 0 To 30 Days Due [Member]
Gross receivables	1,424,901	4,723,810
Financial Receivables 31 To 60 Days Due [Member]
Gross receivables	139,410	278,958
Financial Receivables 61 To 90 Days Due [Member]
Gross receivables	188,883	242,467
Financial Receivable 91 To 120 Days Due [Member]
Gross receivables	73,711	256,424
Financing Receivables Over 120 Days Past Due [Member]
Gross receivables	$ 2,794,337	$ 1,220,095